Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposits

Note 8 – Deposits

Deposit balances as of December 31 consisted of the following:

(Dollars in thousands)

	2013	2012

Noninterest-bearing demand deposits	$102,243	$101,861
Interest-bearing demand deposits	64,560	66,569
Money market deposits	75,110	60,806
Savings deposits	63,681	63,406
Local certificates of deposit	112,533	130,057
Brokered certificates of deposit	—	1,500
Total deposits	$418,127	$424,199

Scheduled maturities of certificates of deposit at December 31 were as follows:

(Dollars in thousands)	2013

2014	$66,783
2015	23,663
2016	10,054
2017	5,037
2018	6,424
2019	572
Total	$112,533

The Bank had certificates of deposit issued in denominations of $100,000 or greater totaling $45.8 million and $66.9 million at December 31, 2013 and 2012, respectively. The Bank had no brokered certificates of deposit at December 31, 2013 compared to $1.5 million at December 31, 2012. In addition, the Bank had $4.1 million of certificates of deposit as of December 31, 2013 and $14.2 million as of December 31, 2012 that had been issued through the Certificate of Deposit Account Registry Service (CDARS). Although certificates of deposit issued through CDARS are issued to local customers, this type of deposit is classified as brokered deposits for regulatory purposes.